Debt with Related Parties - Disclosure of Transactions with Related Parties (Details) - MXN ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes		$ 37,042	$ 29,232	$ 25,224
Professional fees payable	[1]	$ 343,828	307,052	106,983
Total			77,359	646,166
Shareholders
Disclosure of transactions between related parties [line items]
Costs of modification and remeasurement of Promissory Notes				20,719
Stockholders
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes			20,800	152,063
Other related parties
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes			53,189	389,021
Costs of modification and remeasurement of Promissory Notes				59,951
Professional fees payable	[2]			1,868
Key management personnel
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes			1,979	14,349
Costs of modification and remeasurement of Promissory Notes				2,019
Deferred bonus expense payable			1,191
Interest accrued on bonus				4,523
Close family member of key management
Disclosure of transactions between related parties [line items]
Interest expense on Promissory Notes			$ 200	1,449
Costs of modification and remeasurement of Promissory Notes				$ 204

[1]	For the year ended December 31, 2023 an amount of Ps.37,910 in IPO related services was incurred, out of which Ps.28,432 was recognized as an expense and Ps.9,477 was capitalized as part of the net proceeds of the new shares issued as part of the IPO. An amount of Ps.93,075 in IPO services was incurred in the year ended December 31, 2024, out of which Ps.69,806 was recognized as an expense and Ps.23,269 was capitalized as part of the net proceeds of the new shares.
[2]	Corresponds to the annual payment of professional services made to QS management Ltd. which is a related party of QS BBB.